Related Parties Balances and Transactions (Details) - USD ($)	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Amount due to related party	$ 953,000	$ 6,500,000	$ 22,517
BioLite, Inc [Member]
Related Party Transaction [Line Items]
Amount due to related party		6,500,000
BioFirst Corporation [Member]
Related Party Transaction [Line Items]
Amount due to related party	950,000
YuanGene Corporation [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 3,000